EQUITY COMPONENTS	12 Months Ended
Dec. 31, 2023
Equity Components
EQUITY COMPONENTS

NOTE 13: EQUITY COMPONENTS

13.1 Share capital

As of December 31, 2023, the share capital amounts to $ 1,364 million, including approximately $ 4 million treasury shares.

13.1.1 Share buyback programs

Taking into consideration the market volatility and the persisting divergence between the Company’s share price and the economic reality its assets currently or potentially have, which is detrimental to the interests of its shareholders, and considering the Company’s history of strong cash position and fund availability, the Board of Directors has implemented several share buyback programs, considering in each case that treasury shares may not exceed the 10% capital stock capitalization.

During 2021, the Company directly and indirectly acquired 2.7 million own ADRs for a value of US$ 38.7 million, and the repurchased shares canceled in full.

During 2022, the Company indirectly acquired 0.9 million own ADRs for a value of US$ 18.2 million to an average price of US$ 20.3 per ADR, which were canceled in full.

During 2023, the Company did not acquired own shares.

13.1.2 Stock Compensation Plan

As of December, 31 2023, 4 million remained in treasury to be delivered to employees under such plan (see Note 4.17).

13.1.3 Capital reductions

During 2021, the capital stock reduction approved by the Company’s General Ordinary and Extraordinary Shareholders’ Meeting held on April 29 and September 30, which provided for the cancellation of 56.6 million shares and 12.5 million shares, respectively. These reductions are registered in the Public Registry.

On April 27, 2022, General Ordinary and Extraordinary Shareholders’ Meeting resolved to reduce the Company’s capital stock by canceling 2.8 million shares which took place during October 2022. This reduction was registered with the Public Registry on September 14, 2022.

On April 26, 2023, the Company’s General Ordinary and Extraordinary Shareholders’ Meeting resolved to reduce the capital stock through the cancellation of 20.1 million shares, the reduction taking effect in May 2023. This reduction was registered with the Public Registry on June 28, 2023.

13.2 Earnings per share

Basic earnings per share are calculated by dividing the result attributable to the Company’s equity interest holders by the weighted average of outstanding common shares during the year. Diluted earnings per share are calculated by adjusting the weighted average of outstanding common shares to reflect the conversion of all dilutive potential common shares.

Potential common shares will be deemed dilutive only when their conversion into common shares may reduce the earnings per share or increase losses per share of the continuing business. Potential common shares will be deemed anti-dilutive when their conversion into common shares may result in an increase in the earnings per share or a decrease in the losses per share of the continuing operations.

The calculation of diluted earnings per share does not entail a conversion, the exercise or another issuance of shares which may have an anti-dilutive effect on the losses per share, or where the option exercise price is higher than the average price of ordinary shares during the period, no dilutive effect is recorded, being the diluted earnings per share equal to the basic. As of December 31, 2023, 2022 and 2021, the Company does not hold any significant potential dilutive shares, therefore there are no differences with the basic earning per share.

	12.31.2023	12.31.2022	12.31.2021
Earning for continuing operations attributable to equity holders of the Company	302	456	312
Weighted average amount of outstanding shares	1,366	1,381	1,405
Basic and diluted earnings per share from continued operations	0.22	0.33	0.22

Loss for discontinued operations attributable to equity holders of the Company	-	-	(39)
Weighted average amount of outstanding shares	1,366	1,381	1,405
Basic and diluted loss per share from discontinued operations	-	-	(0.03)

Earning attributable to equity holders of the Company	302	456	273
Weighted average amount of outstanding shares	1,366	1,381	1,405
Basic and diluted earning per share	0.22	0.33	0.19

13.3 Profit distributions

Dividends distributed to individuals, undivided estates or beneficiaries residing abroad, derived from profits generated during fiscal years beginning on or January 1, 2018 are subject to a 7% withholding tax (see Note 2.6.1.2). The distribution of dividends is made based on the Company’s Stand-Alone Financial Statements which are presented in pesos, the legal currency in Argentina, pursuant to regulatory requirements.